Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements
Recent Accounting Pronouncements

2.             Recent Accounting Pronouncements

Standard Adopted

In September 2011, the FASB issued an amendment to the authoritative guidance on goodwill impairment testing. The objective of this amendment is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, Intangibles — Goodwill and Other. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The adoption of this amendment did not have a material effect on our consolidated financial statements.